Other Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities [Line Items]
Payor refunds and retractions	$ 193,966	$ 216,655
Insurance and self-insurance accruals	69,962	65,950
Accrued interest	17,469	22,905
Accrued non-income tax liabilities	15,174	9,995
Other	29,163	27,438
Other liabilities	$ 325,734	$ 342,943